Convertible Notes, Exchangeble Notes and Trust Preferred Securities	12 Months Ended
Dec. 31, 2011
Convertible Notes, Exchangeable Notes and Trust Preferred Securities [Abstract]
Convertible Notes, Exchangeable Notes, and Trust Preferred Securities [Text Block]
Convertible Notes, Exchangeable Notes and Trust Preferred Securities
During 2010, the Company issued $115,000 aggregate principal amount of 6.00% Convertible Guaranteed Notes. The notes pay interest semi-annually in arrears and mature in January 2030. The holders of the notes may require the Company to repurchase their notes in January 2017, January 2020 and January 2025 for cash equal to 100% of the notes to be repurchased, plus any accrued and unpaid interest. The Company may not redeem any notes prior to January 2017, except to preserve its REIT status. As of the date of filing this Annual Report, the notes have a conversion rate of 142.6917 common shares per one thousand principal amount of the notes, representing a conversion price of approximately $7.01 per common share. The conversion rate is subject to adjustment under certain circumstances, including increases in the Company's dividend rate above a certain threshold and the issuance of stock dividends. The notes are convertible by the holders under certain circumstances for cash, common shares or a combination of cash and common shares at the Company's election. The notes are convertible prior to the close of business on the second business day immediately preceding the stated maturity date, at any time beginning in January 2029 and also upon the occurrence of specified events.
During 2007, the Company issued an aggregate $450,000 of 5.45% Exchangeable Guaranteed Notes due in 2027. These notes could be put to the Company commencing in 2012 and every five years thereafter through maturity. The notes were exchangeable by the holders into common shares at $19.49 per share, subject to adjustment upon certain events, including increases in the Company's rate of dividends above a certain threshold and the issuance of stock dividends. Upon exchange, the holders of the notes would receive (1) cash equal to the principal amount of the note and (2) to the extent the conversion value exceeded the principal amount of the note, either cash or common shares at the Company's option. During 2010 and 2009, the Company repurchased and retired $25,500 and $123,350, respectively, original principal amount of the notes for cash payments of $25,493 and $101,006, respectively. This resulted in debt satisfaction gains (charges), net of ($760) and $17,355, respectively, including write-offs of $768 and $4,989, respectively, of the debt discount and deferred financing costs (see note 22).
Below is a summary of additional disclosures related to the 6.00% Convertible Guaranteed Notes and the 5.45% Exchangeable Guaranteed Notes.

	6.00% Convertible Guaranteed Notes		5.45% Exchangeable Guaranteed Notes
Balance Sheets:	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Principal amount of debt component	$115,000	$115,000	$62,150	$62,150
Unamortized discount	(9,851)	(11,789)	(48)	(712)
Carrying amount of debt component	$105,149	$103,211	$62,102	$61,438
Carrying amount of equity component	$13,134	$13,134	$20,293	$20,293
Effective interest rate	8.1%	7.5%	7.0%	7.0%
Period through which discount is being amortized, put date	01/2017	01/2017	01/2012	01/2012
Aggregate if-converted value in excess of aggregate principal amount	$7,907	$14,036	$—	$—

Statements of Operations:	2011	2010	2009
6.00% Convertible Guaranteed Notes
Coupon interest	$6,900	$6,408	$—
Discount amortization	1,938	1,776	—
	$8,838	$8,184	$—
5.45% Exchangeable Guaranteed Notes
Coupon interest	$3,387	$3,504	$7,554
Discount amortization	664	689	1,479
	$4,051	$4,193	$9,033

During 2007, the Company issued $200,000 original principal amount of Trust Preferred Securities. The Trust Preferred Securities, which are classified as debt, are due in 2037, are redeemable by the Company commencing April 2012 and bear interest at a fixed rate of 6.804% through April 2017 and thereafter, at a variable rate of three month LIBOR plus 170 basis points through maturity. As of December 31, 2011 and 2010, there was $129,120 original principal amount of Trust Preferred Securities outstanding.

Scheduled principal payments for these debt instruments for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012(1)	$62,150
2013	—
2014	—
2015	—
2016	—
Thereafter	244,120
306,270
Debt discounts	(9,899)
$296,371

(1)	Although the 5.45% Exchangeable Guaranteed Notes matured in 2027, the notes were put to the Company in 2012.